UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          			  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Orizon Investment Counsel
Address: 16924 Frances Street Suite 200
Omaha, NE 68130

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Dennis Peatrowsky
Title: Chief Compliance Officer
Phone: 402-330-7008 x1207

Signature, Place, and Date of Signing:


/s/ Dennis Peatrowsky Omaha, NE       05/02/2012
--------------------- --------------- ----------
[Signature]	      [City, State]   [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: 116389
					(thousands)

List of Other Included Managers:
None

FORM 13F INFORMATION TABLE
                                                              Market   SHRS/    SH/  PUT/  Investment  Other
Name Of Issuer                  Title Of Class     Cusip      Value    PRN AMT  PRN  CALL  Discretion  Managers  Sole Shared None
--------------------------      ---------------    ---------  ------   -------  ---- ---- -----------  --------  ---- ------ -----
3M CO                           COM                88579Y101  4462     50021    SH         SOLE                  0    0      50021
ABBOTT LABS                     COM                002824100  533      8702     SH         SOLE                  0    0      8702
ALTRIA GROUP INC                COM                02209S103  687      22248    SH         SOLE                  0    0      22248
AMERICAN EXPRESS CO             COM                025816109  27       475      SH         SOLE                  0    0      475
ANNALY CAP MGMT INC             COM                035710409  1332     84207    SH         SOLE                  0    0      84207
APPLE INC                       COM                037833100  869      1449     SH         SOLE                  0    0      1449
ARCHER DANIELS MIDLAND CO       COM                039483102  16       500      SH         SOLE                  0    0      500
AT&T INC                        COM                00206R102  153      4891     SH         SOLE                  0    0      4891
AVEO PHARMACEUTICALS INC        COM                053588109  74       6000     SH         SOLE                  0    0      6000
BALL CORP                       COM                058498106  103      2400     SH         SOLE                  0    0      2400
BERKSHIRE HATHAWAY INC DEL      CL B NEW           084670702  11497    141682   SH         SOLE                  0    0      14168
BLACKROCK MUNIASSETS FD INC     COM                09254J102  4        273      SH         SOLE                  0    0      273
BLACKROCK MUNIYIELD QUALITY     COM                09254F100  22       1405     SH         SOLE                  0    0      1405
BP PLC                          SPONSORED ADR      055622104  944      20974    SH         SOLE                  0    0      20974
BRISTOL MYERS SQUIBB CO         COM                110122108  122      3603     SH         SOLE                  0    0      3603
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH     112585104  535      16940    SH         SOLE                  0    0      16940
BROOKFIELD INFRAST PARTNERS     LP INT UNIT        G16252101  746      23603    SH         SOLE                  0    0      23603
CASEYS GEN STORES INC           COM                147528103  31       550      SH         SOLE                  0    0      550
CHEVRON CORP NEW                COM                166764100  43       400      SH         SOLE                  0    0      400
CHUNGHWA TELECOM CO LTD         SPON ADR NEW11     17133Q502  514      16710    SH         SOLE                  0    0      16710
CISCO SYS INC                   COM                17275R102  670      31685    SH         SOLE                  0    0      31685
CITIGROUP INC                   COM NEW            172967424  4        98       SH         SOLE                  0    0      98
COCA COLA CO                    COM                191216100  3230     43640    SH         SOLE                  0    0      43640
COMCAST CORP NEW                CL A               20030N101  35       1154     SH         SOLE                  0    0      1154
COMMERCE BANCSHARES INC         COM                200525103  8        195      SH         SOLE                  0    0      195
CONAGRA FOODS INC               COM                205887102  68       2600     SH         SOLE                  0    0      2600
CONOCOPHILLIPS                  COM                20825C104  4555     59929    SH         SOLE                  0    0      59929
CORNING INC                     COM                219350105  14       960      SH         SOLE                  0    0      960
COSTCO WHSL CORP NEW            COM                22160K105  4        40       SH         SOLE                  0    0      40
CSG SYS INTL INC                COM                126349109  5        341      SH         SOLE                  0    0      341
CVS CAREMARK CORPORATION        COM                126650100  855      19078    SH         SOLE                  0    0      19078
DISNEY WALT CO                  COM DISNEY         254687106  0        1        SH         SOLE                  0    0      1
EMERSON ELEC CO                 COM                291011104  21       400      SH         SOLE                  0    0      400
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN     29273R109  492      10480    SH         SOLE                  0    0      10480
ENI S P A                       SPONSORED ADR      26874R108  467      9983     SH         SOLE                  0    0      9983
EXXON MOBIL CORP                COM                30231G102  142      1642     SH         SOLE                  0    0      1642
FORD MTR CO DEL                 COM PAR $0.01      345370860  28       2227     SH         SOLE                  0    0      2227
FRONTIER COMMUNICATIONS CORP    COM                35906A108  0        72       SH         SOLE                  0    0      72
GENERAL DYNAMICS CORP           COM                369550108  14       192      SH         SOLE                  0    0      192
GENERAL ELECTRIC CO             COM                369604103  24       1188     SH         SOLE                  0    0      1188
GENERAL MTRS CO                 COM                37045V100  0        2        SH         SOLE                  0    0      2
GENERAL MTRS CO                 *W EXP 07/10/201   37045V126  0        2        SH         SOLE                  0    0      2
GLAXOSMITHKLINE PLC             SPONSORED ADR      37733W105  105      2329     SH         SOLE                  0    0      2329
GOOGLE INC                      CL A               38259P508  666      1039     SH         SOLE                  0    0      1039
HALLIBURTON CO                  COM                406216101  29       870      SH         SOLE                  0    0      870
HOME DEPOT INC                  COM                437076102  36       708      SH         SOLE                  0    0      708
INTEGRYS ENERGY GROUP INC       COM                45822P105  206      3885     SH         SOLE                  0    0      3885
INTERNATIONAL BUSINESS MACHS    COM                459200101  105      504      SH         SOLE                  0    0      504
INVESCO MUNI INC OPP TRS III    COM                46133C106  2        200      SH         SOLE                  0    0      200
ISHARES TR                      S&P GBL TELCM      464287275  8        149      SH         SOLE                  0    0      149
ISHARES TR                      IBOXX INV CPBD     464287242  633      5472     SH         SOLE                  0    0      5472
ISHARES TR                      BARCLYS TIPS BD    464287176  34       291      SH         SOLE                  0    0      291
ISHARES TR                      DJ OIL&GAS EXP     464288851  289      4388     SH         SOLE                  0    0      4388
ISHARES TR                      BARCLYS MBS BD     464288588  608      5635     SH         SOLE                  0    0      5635
JOHNSON & JOHNSON               COM                478160104  5755     87252    SH         SOLE                  0    0      87252
JPMORGAN CHASE & CO             ALERIAN ML ETN     46625H365  943      24088    SH         SOLE                  0    0      24088
KIMBERLY CLARK CORP             COM                494368103  5558     75225    SH         SOLE                  0    0      75225
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER     494550106  561      6780     SH         SOLE                  0    0      6780
LEVEL 3 COMMUNICATIONS INC      COM NEW            52729N308  10       408      SH         SOLE                  0    0      408
LINN ENERGY LLC                 UNIT LTD LIAB      536020100  648      16989    SH         SOLE                  0    0      16989
MARKET VECTORS ETF TR           GOLD MINER ETF     57060U100  7        134      SH         SOLE                  0    0      134
MARKET VECTORS ETF TR           AGRIBUS ETF        57060U605  610      11541    SH         SOLE                  0    0      11541
MCDONALDS CORP                  COM                580135101  18       184      SH         SOLE                  0    0      184
MERCK & CO INC NEW              COM                58933Y105  683      17789    SH         SOLE                  0    0      17789
MICROSOFT CORP                  COM                594918104  5472     169658   SH         SOLE                  0    0      16965
NEWS CORP                       CL A               65248E104  384      19481    SH         SOLE                  0    0      19481
NEXTERA ENERGY INC              COM                65339F101  11       172      SH         SOLE                  0    0      172
NOVARTIS A G                    SPONSORED ADR      66987V109  160      2894     SH         SOLE                  0    0      2894
ONEOK PARTNERS LP               UNIT LTD PARTN     68268N103  33       600      SH         SOLE                  0    0      600
PEPSICO INC                     COM                713448108  3849     58017    SH         SOLE                  0    0      58017
PFIZER INC                      COM                717081103  4928     217638   SH         SOLE                  0    0      21763
PHILIP MORRIS INTL INC          COM                718172109  494      5571     SH         SOLE                  0    0      5571
POWERSHARES GLOBAL ETF TRUST    AGG PFD PORT       73936T565  116      8107     SH         SOLE                  0    0      8107
PROCTER & GAMBLE CO             COM                742718109  5841     86902    SH         SOLE                  0    0      86902
PUBLIC STORAGE                  COM                74460D109  54       393      SH         SOLE                  0    0      393
REYNOLDS AMERICAN INC           COM                761713106  605      14610    SH         SOLE                  0    0      14610
ROYAL CARIBBEAN CRUISES LTD     COM                V7780T103  3        100      SH         SOLE                  0    0      100
ROYCE VALUE TR INC              COM                780910105  9        620      SH         SOLE                  0    0      620
SANOFI                          SPONSORED ADR      80105N105  19       500      SH         SOLE                  0    0      500
SCHWAB STRATEGIC TR             US LRG CAP ETF     808524201  10461    312164   SH         SOLE                  0    0      31216
SCHWAB STRATEGIC TR             US LCAP GR ETF     808524300  6673     195068   SH         SOLE                  0    0      19506
SCHWAB STRATEGIC TR             US LCAP VA ETF     808524409  4420     141745   SH         SOLE                  0    0      14174
SELECT SECTOR SPDR TR           SBI INT-UTILS      81369Y886  724      20646    SH         SOLE                  0    0      20646
SPDR GOLD TRUST                 GOLD SHS           78463V107  34       210      SH         SOLE                  0    0      210
SPECTRA ENERGY CORP             COM                847560109  202      6390     SH         SOLE                  0    0      6390
TOTAL S A                       SPONSORED ADR      89151E109  571      11175    SH         SOLE                  0    0      11175
UNILEVER N V                    N Y SHS NEW        904784709  436      12800    SH         SOLE                  0    0      12800
UNITED PARCEL SERVICE INC       CL B               911312106  7365     91238    SH         SOLE                  0    0      91238
US BANCORP DEL                  COM NEW            902973304  397      12528    SH         SOLE                  0    0      12528
VALEANT PHARMACEUTICALS INTL    COM                91911K102  684      12746    SH         SOLE                  0    0      12746
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF   922042858  754      17350    SH         SOLE                  0    0      17350
VANGUARD SPECIALIZED PORTFOL    DIV APP ETF        921908844  1348     23026    SH         SOLE                  0    0      23026
VERIZON COMMUNICATIONS INC      COM                92343V104  11       300      SH         SOLE                  0    0      300
VIASAT INC                      COM                92552V100  72       1500     SH         SOLE                  0    0      1500
VODAFONE GROUP PLC NEW          SPONS ADR NEW      92857W209  363      13122    SH         SOLE                  0    0      13122
WELLPOINT INC                   COM                94973V107  9        127      SH         SOLE                  0    0      127
WELLS FARGO & CO NEW            COM                949746101  1133     33184    SH         SOLE                  0    0      33184
WELLS FARGO & CO NEW            PERP PFD CNV A     949746804  6887     6167     SH         SOLE                  0    0      6167
WERNER ENTERPRISES INC          COM                950755108  17       666      SH         SOLE                  0    0      666
WESTAR ENERGY INC               COM                95709T100  22       800      SH         SOLE                  0    0      800
WISDOMTREE TR                   EM LCL DEBT FD     97717X867  964      18570    SH         SOLE                  0    0      18570